Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Revenue.
Schedule of disaggregation of revenue from contracts with customers

	For the year ended December 31,
	2022				2021				2020
										Total
										other
		Total other segments				Total other segments				segments
	Russia	Russia		Total	Russia	Russia		Total			Total
	(hh.ru)	(Zarpla-ta.ru)	Other	segments	(hh.ru)	(Zarpla-ta.ru)	Other	segments	Russia	Other	segments
Bundled Subscriptions	4,723,923	248,901	96,492	5,069,316	3,787,713	276,535	65,823	4,130,071	2,332,272	40,195	2,372,467
CV Database Access	2,791,396	81,783	415,272	3,288,451	2,740,223	109,917	410,374	3,260,514	1,538,702	273,543	1,812,245
Job Postings	7,209,898	267,253	381,482	7,858,633	6,194,180	390,455	378,719	6,963,354	3,134,522	207,703	3,342,225
Other VAS	1,321,329	96,669	450,766	1,868,764	1,169,259	141,361	303,474	1,614,094	718,768	36,402	755,170
Total revenue	16,046,546	694,606	1,344,012	18,085,164	13,891,375	918,268	1,158,390	15,968,033	7,724,264	557,843	8,282,107

In the following table, revenue from contracts with customers of “Russia (hh.ru)” and “Russia (Zarplata.ru)” operating segments is disaggregated by type of customer:

	For the year ended December 31,
	2022	2021	2020
Key Accounts in Russia
Moscow and St.Petersburg	4,586,157	3,868,460	2,156,248
Other regions of Russia	1,758,189	1,422,118	815,323
Sub-total	6,344,346	5,290,578	2,971,571
Small and Medium Accounts in Russia
Moscow and St.Petersburg	5,238,903	4,881,678	2,526,381
Other regions of Russia	4,465,133	4,035,679	1,825,497
Sub-total	9,704,036	8,917,357	4,351,878
Foreign customers of Russia segment	80,335	95,272	57,822
Other customers in Russia	612,435	506,436	342,993
Total for “Russia” operating segment	16,741,152	14,809,643	7,724,264

Summary of receivables, contract assets and contract liabilities from contracts with customers

		As at December 31,
	Note	2022	2021
Receivables, which are included in “Trade and other receivables”	18	117,267	141,125
Contract liabilities		5,637,539	4,644,839